Allowance for Losses on Loans - Internally Assigned Grade (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 12,201,387	$ 10,950,608
Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,711,004	5,658,830
Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,597,996	1,110,411
Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	602,631	473,069
Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	124,308	118,497
Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,405	104,567
Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,303,148	1,124,290
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,434,610	1,093,639
Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,093,360	978,589
HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	144,850	149,716
Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	85,075	139,000
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 12,066,952	$ 10,764,097
Grade as percentage of total gross loans	98.90%	98.30%
Pass | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 5,671,229	$ 5,607,521
Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,594,926	1,098,549
Pass | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	602,540	473,069
Pass | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	123,028	111,225
Pass | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	103,787	103,528
Pass | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,295,261	1,117,437
Pass | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,391,996	1,033,880
Pass | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,054,972	930,776
Pass | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	144,229	149,195
Pass | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	84,984	138,917
Special mention
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 26,760	$ 32,485
Grade as percentage of total gross loans	0.20%	0.30%
Special mention | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Special mention | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	8,595
Special mention | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	207	0
Special mention | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,795	3,237
Special mention | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	5,944	13,446
Special mention | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	14,814	7,207
Special mention | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Special mention | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 107,675	$ 154,026
Grade as percentage of total gross loans	0.90%	1.40%
Substandard | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 39,775	$ 51,309
Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	3,070	3,267
Substandard | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	91	0
Substandard | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,073	7,272
Substandard | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	618	1,039
Substandard | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,092	3,616
Substandard | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	36,670	46,313
Substandard | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	23,574	40,606
Substandard | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	621	521
Substandard | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	91	83
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Grade as percentage of total gross loans	0.00%	0.00%
Doubtful | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Doubtful | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Grade as percentage of total gross loans	0.00%	0.00%
Loss | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0
Loss | Construction
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Construction - custom
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - acquisition & development
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Land - consumer lot loans
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Multi-family
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Commercial & industrial
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | HELOC
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Loss | Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 0	$ 0